Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Current assets:
Cash and cash equivalents	$ 4,895	$ 6,561	$ 1,108
Accounts receivable, net	4,204	5,635	3,220
Prepaid expenses and other current assets, net	1,677	2,248	847
Inventory	8,871	11,892	2,557
Total current assets	19,647	26,336	7,732
Financial instrument	183	245	243
Property, plant and equipment, net	6,578	8,818	8,981
Deferred financing costs			1,321
Deferred tax assets	49	66	163
Total non-current assets	6,810	9,129	10,708
TOTAL ASSETS	26,457	35,465	18,440
Current liabilities:
Bank loans - current	4,071	5,457	5,457
Lease payable - current	209	280	158
Accounts payable, accruals, and other current liabilities	1,987	2,664	2,290
Warranty liabilities	16	22	22
Income taxes payable	238	319
Contract liabilities	3,222	4,319
Loan from controlling shareholder	553	741	1,523
Total current liabilities	10,296	13,802	9,450
Bank loans – non-current	2,966	3,976	4,421
Lease payable – non-current	1,049	1,406	1,395
Deferred tax liabilities			151
Total non-current liabilities	4,015	5,382	5,967
TOTAL LIABILITIES	14,311	19,184	15,417
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.001 par value per share; 100,000,000 authorized as of December 31, 2021 and 2022; 12,000,000 and 15,020,000 shares issued and outstanding, respectively	15	20	16
Additional paid-in capital	11,702	15,686	3,626
Retained earnings/(deficit)	453	607	(585)
Accumulated other comprehensive income	(24)	(32)	(34)
Total shareholders’ equity	12,146	16,281	3,023
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 26,457	$ 35,465	$ 18,440